Other Long Term Debt	12 Months Ended
Dec. 31, 2013
Long-term Debt, Current and Noncurrent [Abstract]
Long-term Debt [Text Block]

11. Other Long-Term Debt

Huntington's other long-term debt consisted of the following:

	At December 31,
(dollar amounts in thousands)	2013		2012
2.60% Huntington Bancshares Incorporated senior note due 2018	$397,306	$	---
1.30% Huntington National Bank senior note due 2016	497,317		---
1.35% Huntington National Bank senior note due 2016	349,858		---
4.95% Huntington National Bank medium-term notes due 2018	39,497		41,557
0.88% Securitization trust notes payable due 2018(2)	---		2,086
2.52% Class B preferred securities of subsidiary, no maturity (1)	65,000		65,000
7.88% Class C preferred securities of subsidiary, no maturity	---		50,000
Other	141		141
Total other long-term debt	$1,349,119		$158,784

(1) Variable effective rate at December 31, 2013, based on one month LIBOR + 2.35 or 2.52%.
(2) Variable effective rate at December 31, 2012, based on one month LIBOR + 0.67 or 0.88%.

Amounts above are net of unamortized discounts and adjustments related to hedging with derivative financial instruments. The derivative instruments, principally interest rate swaps, are used to hedge the fair values of certain fixed-rate debt by converting the debt to a variable rate. See Note 20 for more information regarding such financial instruments.

In August 2013, the parent company issued $400.0 million of senior notes at 99.80% of face value. The senior note issuances mature on August 2, 2018 and have a fixed coupon rate of 2.60%. In August 2013, the Bank issued $350.0 million of senior notes at 99.865% of face value. The senior bank note issuances mature on August 2, 2016 and have a fixed coupon rate of 1.35%. Both senior note issuances may be redeemed one month prior to their maturity date at 100% of principal plus accrued and unpaid interest.

In November 2013, the Bank issued $500.0 million of senior notes at 99.979% of face value. The senior bank note issuances mature on November 20, 2016 and have a fixed coupon rate of 1.30%. The senior note issuance may be redeemed one month prior to the maturity date at 100% of principal plus accrued and unpaid interest.

In 2010, approximately $92.1 million of municipal securities, $86.0 million in Huntington Preferred Capital, Inc. (Real Estate

Investment Trust) Class E Preferred Stock and cash of $6.1 million were transferred to Tower Hill Securities, Inc., an unconsolidated entity, in exchange for $184.1 million of Common and Preferred Stock of Tower Hill Securities, Inc. The municipal securities and the REIT Shares will be used to satisfy $65.0 million of mandatorily redeemable securities issued by Tower Hill Securities, Inc. and are not available to satisfy the general debts and obligations of Huntington or any consolidated affiliates. The transfer did not meet the sale requirement of ASC 860 and therefore has been reflected as a secured financing on the Consolidated Financial Statements of

Huntington.

On July 2, 2013, the Federal Reserve Board voted to adopt final capital rules to implement Basel III requirements for U.S. Banking organizations. The final rules establish an integrated regulatory capital framework that will implement, in the United States, the Basel III regulatory capital reforms from the Basel Committee on Banking Supervision and certain changes required by the Dodd-Frank Act. Based on our review of the final rules and an opinion of outside counsel, dated November 6, 2013, we have determined that there is a significant risk that our Huntington Preferred Capital, Inc. 7.88% Class C preferred securities will no longer constitute Tier 1 capital for the Bank for purposes of the capital adequacy guidelines or policies of the OCC, when Basel III becomes effective for Huntington Bancshares Incorporated and its affiliates. As a result, a regulatory capital event has occurred. On November 7, 2013, the board of directors approved the redemption of Class C preferred securities and on December 31, 2013 (the Redemption Date), Huntington Preferred Capital, Inc. redeemed all of the Class C Preferred Securities at the redemption price of $25.00 per share.

Other long-term debt maturities for the next five years and thereafter are as follows:

Other long-term
(dollar amounts in thousands)	debt maturities
2014	$141
2015	---
2016	850,000
2017	---
2018	435,000
and thereafter	65,000

These maturities are based upon the par values of the long-term debt.

The terms of the other long-term debt obligations contain various restrictive covenants including limitations on the acquisition of additional debt in excess of specified levels, dividend payments, and the disposition of subsidiaries. As of December 31, 2013, Huntington was in compliance with all such covenants.